VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET

17.	VESSELS AND EQUIPMENT, NET

Movements in the three years ended December 31, 2021 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2018	2,808,356	(331,601)	2,476,755
Transfers from Newbuildings	166,121	—
Additions	39,029	—
Depreciation	—	(102,000)
Balance at December 31, 2019	3,013,506	(433,601)	2,579,905
Depreciation	—	(127,126)
Additions	28,461	—
Trafigura asset acquisition	663,683	—
Transfers from Newbuildings	162,221	—
Balance at December 31, 2020	3,867,871	(560,727)	3,307,144
Depreciation	—	(139,136)
Additions	190,572	—
Disposals	(94,645)	19,704
Transfers from Newbuildings	194,162	—
Balance at December 31, 2021	4,157,960	(680,159)	3,477,801

A summary of the newbuildings delivered in the three years ended December 31, 2021 can be found in Note 16. In the year ended December 31, 2020, the Company completed the acquisition of 10 Suezmax tankers from Trafigura. See Note 5 for full details of the accounting for this transaction. In the year ended December 31, 2021, the Company took delivery of two VLCCs, Front Driva and Front Nausta. In the year ended December 31, 2021, the Company also completed the installation of EGCS on two vessels and the installation of BWTS on one vessel (2020: EGCS on seven vessels and BWTS on seven vessels, 2019: EGCS on nine vessels and BWTS on five vessels). In the year ended December 31, 2021, the Company sold two LR2 tankers, Front Puma and Front Tiger. See Note 9 and Note 27 for full details of this transaction.